Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Profit(loss) for the year	₩ 3,621,968	₩ (4,716,144)	₩ (24,429,108)
Adjustments to reconcile profit (loss) for the year to net cash provided by (used in) operating activities:
Income tax expense (benefit)	1,634,561	(2,837,833)	(9,414,511)
Depreciation	13,833,788	12,869,089	12,305,252
Amortization	163,567	163,174	156,160
Employee benefit expense	427,980	358,730	485,700
Bad debt expense	60,309	101,550	29,997
Interest expense	4,665,095	4,451,659	2,818,546
Loss on disposal of financial assets	434	1	1,841
Loss on disposal of property, plant and equipment	112,018	98,120	100,066
Loss on abandonment of property, plant and equipment	195,697	196,697	160,909
Loss (gain) on impairment of property, plant and equipment	11,240	17,031	(97,425)
Loss on impairment of intangible assets	902	2,865	164
Loss on disposal of intangible assets	111	71	116
Increase in provisions	1,762,526	1,611,082	2,146,979
Loss on foreign currency translation, net	2,366,830	363,659	523,285
Gain on valuation of financial assets at fair value through profit or loss	(83,408)	(152,322)	(7,099)
Loss on valuation of financial assets at fair value through profit or loss	14,247	24,015	44,329
Valuation and transaction gain on derivative instruments, net	(2,406,368)	(323,858)	(448,903)
Gain on valuation of investments in associates and joint ventures, net	(755,452)	(595,056)	(1,338,293)
Gain on disposal of financial assets	(45,493)	(13,162)	(11,199)
Gain on disposal of property, plant and equipment	(85,990)	(32,196)	(148,667)
Gain on disposal of intangible assets	(41)	(136)	(41)
Gain on disposal of investments in associates and joint ventures	(186,066)	(18,204)	(11,091)
Loss on disposal of investments in associates and joint ventures	650	0	1,675
Loss on impairment of investments in associates and joint ventures	69,173	19	5,174
Reversal of impairment loss on investments in associates and joint ventures	(10,527)	(347)	0
Gain on disposal of subsidiaries	(98)	(2)	0
Loss on disposal of investments in subsidiaries	0	564	32,144
Interest income	(467,525)	(429,620)	(340,753)
Dividend income	(70,601)	(25,941)	(28,875)
Others, net	(76,125)	6,910	215,943
Adjustments to reconcile profit (loss) for the year to net cash provided by operating activities	21,131,434	15,836,559	7,181,423
Changes in working capital:
Trade receivables	2,702	(1,484,134)	(1,909,649)
Non-trade receivables	(191,526)	625,993	80,444
Accrued income	(189,995)	(258,993)	(34,706)
Other receivables	101,042	56,460	80,236
Other current assets	(656,588)	251,842	(651,926)
Inventories	(1,412,713)	147,798	(3,000,669)
Other non-current assets	108,625	(101,576)	58,790
Trade payables	109,214	(3,154,822)	2,782,474
Non-trade payables	(97,540)	(960,450)	61,737
Accrued expenses	(508,199)	(228,464)	(191,681)
Other current liabilities	(2,261,294)	901,692	446,064
Other non-current liabilities	2,892,947	437,809	422,916
Investments in associates and joint ventures (dividends received)	364,287	592,812	473,700
Provisions	(1,588,396)	(1,497,699)	(1,564,243)
Payments of employee benefit obligations	(208,248)	(281,383)	(218,319)
Plan assets	(254,763)	(188,566)	(347,778)
Changes in working capital	(3,790,445)	(5,141,681)	(3,512,610)
Cash generated from operating activities	20,962,957	5,978,734	(20,760,295)
Dividends received (financial assets at fair value through other comprehensive income)	12,243	25,941	28,875
Interest paid	(4,697,442)	(4,245,838)	(2,517,694)
Interest received	390,671	329,740	220,471
Income taxes paid	(792,313)	(566,415)	(448,857)
Net cash provided by (used in) operating activities	15,876,116	1,522,162	(23,477,500)
Cash flows from investing activities
Proceeds from disposals of investments in associates and joint ventures	236,624	5,806	56,171
Acquisition of investments in associates and joint ventures	(451,813)	(497,634)	(360,962)
Proceeds from disposals of property, plant and equipment	402,603	309,627	629,924
Acquisition of property, plant and equipment	(14,216,037)	(13,908,373)	(12,346,878)
Proceeds from disposals of intangible assets	428	153	279
Acquisition of intangible assets	(91,851)	(74,832)	(80,508)
Proceeds from disposals of investment properties	0	0	515
Proceeds from disposals of financial assets	2,615,341	4,389,228	14,182,348
Acquisition of financial assets	(2,536,994)	(3,141,906)	(16,496,258)
Increase in loans	(172,849)	(212,994)	(401,377)
Collection of loans	226,935	124,386	102,061
Increase in deposits	(154,503)	(138,205)	(237,266)
Decrease in deposits	152,803	130,221	141,000
Proceeds from disposals of assets held-for-sale	28,727	28,727	24,205
Receipt of government grants	59,503	57,207	50,755
Net cash outflow from changes in consolidation scope	(2,740)	(25,849)	(31,350)
Other cash outflow from investing activities, net	(189,284)	(119,319)	(186,412)
Net cash used in investing activities	(14,093,107)	(13,073,757)	(14,953,753)
Cash flows from financing activities
Proceeds from (Repayment of) short-term borrowings, net	(1,536,401)	1,842,517	5,852,426
Proceeds from long-term borrowings	2,795,823	3,434,452	6,856,321
Proceeds from debt securities	20,476,245	18,402,589	36,737,757
Repayment of long-term borrowings	(654,581)	(870,586)	(812,428)
Repayment of debt securities	(24,687,409)	(10,116,048)	(9,440,260)
Payment of lease liabilities	(612,828)	(574,239)	(562,646)
Settlement of derivative instruments, net	545,483	332,263	407,627
Change in non-controlling interests	(35,986)	218,766	175,645
Repayment of hybrid bond	0	0	(169,537)
Dividends paid (hybrid bond)	(10,316)	(10,212)	(13,461)
Dividends paid	(126,903)	(45,323)	(42,348)
Other cash inflow (outflow) from financing activities, net	(2,428)	47,703	8,803
Net cash provided by (used in) financing activities	(3,849,301)	12,661,882	38,997,899
Net increase (decrease) in cash and cash equivalents before effect of exchange rate fluctuations	(2,066,292)	1,110,287	566,646
Effect of exchange rate fluctuations on cash held	106,384	(2,180)	32,896
Net increase (decrease) in cash and cash equivalents	(1,959,908)	1,108,107	599,542
Cash and cash equivalents at January 1	4,342,887	3,234,780	2,635,238
Cash and cash equivalents at December 31	₩ 2,382,979	₩ 4,342,887	₩ 3,234,780